STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Details).	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States dollar (U.S.$) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	4.84	5.22	5.58
Pound Sterling (GBP) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	6.16	6.28	7.52
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	5.35	5.57	6.32
Japan, Yen
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	0.03	0.04	0.05